Corporate Information	9 Months Ended
Sep. 30, 2021
Corporate Information
Corporate Information

1. Corporate Information

CureVac N.V. (“CureVac” or “CV” or the “Company”) is the parent company of CureVac Group (“Group”) and, along with its subsidiaries, is a global biopharmaceutical company developing a new class of transformative medicines based on the messenger ribonucleic acid (mRNA) that has the potential to improve the lives of people.

The Company is incorporated in the Netherlands and is registered in the commercial register at the Netherlands Chamber of Commerce under RSIN 861149336. The Company’s registered headquarters is Friedrich-Miescher-Strasse 15, 72076 Tuebingen, Germany. The major shareholder and ultimate parent company of the Group is dievini Hopp BioTech holding GmbH & Co. KG (dievini), which is an investment company dedicated to the support of companies in health and life sciences.

On August 14, 2020, the Company completed an initial public offering (IPO) on the Nasdaq Global Market; in connection with the IPO, the Company underwent a corporate reorganization by which CureVac N.V. became the parent holding company with 100% interest in CureVac AG. Prior to the reorganization, CureVac AG was the parent holding company of the Group; as part of the reorganization, CureVac B.V. was formed and existing shareholders of CureVac AG subscribed for new common shares in CureVac B.V. and agreed to transfer their respective shares in CureVac AG to CureVac B.V. as a contribution in kind against issuance of the common shares in CureVac B.V. shares (share split) on a 1-to-133.0778 basis. As a result, CureVac B.V. became the holding company of CureVac AG, while the existing shareholders had a 100% shareholding in CureVac B.V. Effective with the IPO, CureVac B.V. changed its legal form and became CureVac N.V. and the common shares of CureVac B.V. were converted to common shares of CureVac N.V. These interim condensed consolidated financial statements and corresponding financial statement notes reflect the retrospective effect of the share split, where applicable.